Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended
	Sep. 30, 2024	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
C000250824
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Accumulated Value	$ 10,000	$ 10,259		$ 12,608
C000250823
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value	10,000	10,280		12,665
C000250826
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Accumulated Value	10,000	10,987		12,877
C000250825
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value	10,000	11,010		12,936
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Emerging Markets Sovereign Bond GR USD
Accumulated Value	10,000	10,213		10,744
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Emerging Markets Sovereign Bond GR USD
Accumulated Value	10,000	10,213		10,744
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Market Index
Accumulated Value	10,000	11,117		13,273
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Market Index
Accumulated Value	10,000	11,117		13,273
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Account Value [Line Items]
Line Graph and Table Measure Name			U.S. Consumer Price Index Urban Consumers NSA
Accumulated Value	10,000	10,246		10,590
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Account Value [Line Items]
Line Graph and Table Measure Name			U.S. Consumer Price Index Urban Consumers NSA
Accumulated Value	10,000	10,246		10,590
Lincoln National Corp. Index: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500 BuyWrite Index (BXM)
Accumulated Value	10,000	10,521		12,476
Lincoln National Corp. Index: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500 BuyWrite Index (BXM)
Accumulated Value	$ 10,000	$ 10,521		$ 12,476